Acquisition and Disposal of Businesses - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					0 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended	0 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Tarkwa Mine USD ($)	Dec. 31, 2013 Damang USD ($)	Jun. 22, 2011 Ghana USD ($)	Jun. 22, 2011 Ghana Tarkwa Mine	Jun. 21, 2010 Ghana Tarkwa Mine	Jun. 22, 2011 Ghana Damang	Jun. 21, 2010 Ghana Damang	Sep. 20, 2010 Far South East Project [Member] The Philippines	Sep. 30, 2010 Far South East Project [Member] The Philippines USD ($)	Sep. 30, 2010 Far South East Project [Member] The Philippines Lepanto Consolidated Mining Company USD ($)	Dec. 31, 2012 Far South East Project [Member] The Philippines Liberty Express Assets USD ($)	Dec. 31, 2011 Far South East Project [Member] The Philippines Liberty Express Assets USD ($)	Dec. 31, 2010 Far South East Project [Member] The Philippines Liberty Express Assets USD ($)	Jun. 22, 2011 IAMGold Corporation Ghana Tarkwa Mine	Jun. 22, 2011 IAMGold Corporation Ghana Damang	Mar. 22, 2011 Gold Fields La Cima USD ($)	Dec. 31, 2013 Gold Fields La Cima USD ($)	Dec. 31, 2012 Gold Fields La Cima USD ($)	Mar. 21, 2011 Gold Fields La Cima	Jan. 31, 2013 Mankayan Project-Bezant Resources The Philippines USD ($)	Dec. 31, 2013 Mankayan Project-Bezant Resources The Philippines USD ($)	Nov. 30, 2013 Mankayan Project-Bezant Resources The Philippines Non-refundable option payment to Bezant USD ($)	Jan. 31, 2014 Mankayan Project-Bezant Resources The Philippines Subsequent Event USD ($)	Jan. 31, 2014 Mankayan Project-Bezant Resources The Philippines Subsequent Event Scenario, Forecast USD ($)	Sep. 30, 2013 Yilgarn South USD ($)	Sep. 30, 2013 Yilgarn South ZAR	Sep. 30, 2013 Yilgarn South ADR's	Feb. 18, 2013 Sibanye Gold [Member]
Significant Acquisitions and Disposals [Line Items]
Description of spin-off Distribution ratio																																The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields' register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act.
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit												18 months
Options fees paid														$ 10.0											$ 7.0		$ 2.5
Non-refundable down payments for a 60% interest in FSE															110.0	66.0	44.0
Final Payment for a 60% interest in FSE															110.0
Percentage interest to be acquired in undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets													60.00%
Pre-agreed acquisition price for a percentage interest in a Company													340.0												63.0
Option purchased to acquire share capital of Asean, expiration date																									Jan. 31, 2013		Jan. 31, 2014
Revised acquisition price to obtain interest in Company																												60.5
Business acquisition amount of stake holders	135.0	135.0																						7.5					135.0
Asset impairment charge		215.3	41.6	9.5	2.4	16.1																				9.5
Percentage of ownership interest acquired																		18.90%	18.90%		0.93%	0.10%
Business acquisition amount of cash consideration		12.8	10.8	1,055.6			667.0													382.0	12.8	0.8
Percentage of ownership interest in a subsidiary								90.00%	71.10%	90.00%	71.10%									98.50%			80.70%
Ownership interest held by government of Ghana								10.00%		10.00%
Increase in shareholding																					99.53%
Total net consideration	262.3																												262.3
Business acquisition common shares issuable	28,700,000																												28,700,000
Business acquisition deposit paid																													30.0
Volume-weighted average price trading time horizon on NYSE																															5 days
Business combination reason for business combination																													Taking control of the acquired mines has enabled the Group to increase its production profile in Australia and to obtain cost efficiencies through the integration of the Lawlers and the existing Agnew gold mines.
Contributed revenue by Yilgarn South assets																													151.3
Loss after tax by Yilgarn South assets																													4.1
Transaction costs																													$ 27.4
Acquisition agreement date																													Oct. 01, 2013
Shares issued price per share																														44.8